Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of operating results by Segment
Segment Information
The Corporation is a bank holding company headquartered in Newark, Ohio. Prior to February 16, 2012, the operating segments for the Corporation were its two chartered bank subsidiaries, PNB (headquartered in Newark, Ohio) and Vision(headquartered in Panama City, Florida). On February 16, 2012, Vision sold certain assets and liabilities to Centennial Bank (See Note 3 of these Notes to Consolidated Financial Statements). Promptly following the closing of the transaction, Vision surrendered its Florida banking charter to the Florida Office of Financial Regulation and became a non-bank Florida corporation. The Florida Corporation merged with and into a wholly-owned non-bank subsidiary of Park, SEPH, with SEPH being the surviving entity. The closing of this transaction prompted Park to add SEPH as a reportable segment. Additionally, due to the increased significance of the entity, GFSC was added as a reportable segment in the first quarter of 2012.

GAAP requires management to disclose information about the different types of business activities in which a company engages and also information on the different economic environments in which a company operates, so that the users of the financial statements can better understand a company’s performance, better understand the potential for future cash flows, and make more informed judgments about the company as a whole. Park’s current operating segments are in line with GAAP as there are: (i) three separate and distinct geographic markets in which Park operates, (ii) discrete financial information is available for each operating segment and (iii) the segments are aligned with internal reporting to Park’s Chief Executive Officer, who is the chief operating decision maker.

Operating results for the year ended December 31, 2012 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income	$221,758	$—	$9,156	$(341)	$4,742	$235,315
Provision for loan losses	16,678	—	859	17,882	—	35,419
Other income	70,739	—	—	21,431	233	92,403
Other expense	156,516	—	2,835	22,032	6,585	187,968
Income (loss) before taxes	119,303	—	5,462	(18,824)	(1,610)	104,331
Income taxes (benefit)	32,197	—	1,912	(6,603)	(1,805)	25,701
Net income (loss)	$87,106	$—	$3,550	$(12,221)	$195	$78,630
Balances at December 31, 2012
Assets	$6,502,579	$—	$49,926	$104,428	$(14,130)	$6,642,803
Loans	4,369,173	—	50,082	59,178	(28,111)	4,450,322
Deposits	4,814,107	—	8,358	—	(106,433)	4,716,032

Operating results for the year ended December 31, 2011 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income	$236,282	$27,078	$8,693	$(974)	$2,155	$273,234
Provision for loan losses	30,220	31,052	2,000	—	—	63,272
Other income (loss)	90,982	6,617	—	(3,039)	350	94,910
Other expense	146,235	31,379	2,506	1,082	7,115	188,317
Income (loss) before taxes	150,809	(28,736)	4,187	(5,095)	(4,610)	116,555
Income taxes (benefit)	43,958	(6,210)	1,466	(1,784)	(3,015)	34,415
Net income (loss)	$106,851	$(22,526)	$2,721	$(3,311)	$(1,595)	$82,140
Balances at December 31, 2011
Assets	$6,281,747	$650,935	$46,682	$34,989	$(42,108)	$6,972,245
Assets held for sale (1)	—	382,462	—	—	—	382,462
Loans	4,172,424	123,883	47,111	—	(26,319)	4,317,099
Deposits	4,611,646	32	8,013	—	(154,577)	4,465,114
Liabilities held for sale (2)	—	536,186	—	—	—	536,186

Operating results for the year ended December 31, 2010 (In thousands)
	PNB	VB	GFSC	SEPH	All Other	Total
Net interest income	$237,281	$27,867	$7,611	$—	$1,285	$274,044
Provision for loan losses	23,474	61,407	2,199	—	—	87,080
Other income (loss)	80,512	(6,024)	2	—	390	74,880
Other expense	144,051	31,623	2,326	—	9,107	187,107
Income (loss) before taxes	150,268	(71,187)	3,088	—	(7,432)	74,737
Income taxes (benefit)	47,320	(25,773)	1,082	—	(5,993)	16,636
Net income (loss)	$102,948	$(45,414)	$2,006	$—	$(1,439)	$58,101
Balances at December 31, 2010
Assets	$6,495,558	$791,945	$43,209	$—	$(48,451)	$7,282,261
Loans	4,074,775	640,580	43,714	—	(26,384)	4,732,685
Deposits	4,622,693	633,432	7,062	—	(167,767)	5,095,420

(1)	The assets held for sale represent the loans and other assets at Vision Bank that were sold in the first quarter of 2012.

(2)	The liabilities held for sale represent the deposits and other liabilities at Vision Bank that were sold in the first quarter of 2012.

Schedule of reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals
The following is a reconciliation of financial information for the reportable segments to the Corporation’s consolidated totals:

	2012
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$230,573	$6,954	$174,429	$27,506	$6,656,933	$4,822,465
Elimination of intersegment items	(4,948)	—	—	—	(35,639)	(106,433)
Parent Co. totals - not eliminated	9,690	—	6,585	(1,805)	21,509	—
Totals	$235,315	$6,954	$181,014	$25,701	$6,642,803	$4,716,032

	2011
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$271,079	$7,583	$173,619	$37,430	$7,014,353	$4,619,691
Elimination of intersegment items	(974)	—	—	—	(63,243)	(154,577)
Parent Co. totals - not eliminated	3,129	—	7,115	(3,015)	21,135	—
Totals	$273,234	$7,583	$180,734	$34,415	$6,972,245	$4,465,114

	2010
(In thousands)	Net Interest Income	Depreciation Expense	Other Expense	Income Taxes	Assets	Deposits
Totals for reportable segments	$272,759	$7,126	$170,874	$22,629	$7,330,712	$5,263,187
Elimination of intersegment items	—	—	—	—	(77,876)	(167,767)
Parent Co. totals - not eliminated	1,285	—	9,107	(5,993)	29,425	—
Totals	$274,044	$7,126	$179,981	$16,636	$7,282,261	$5,095,420